CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 13,493	$ 4,030	$ 16,238
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,309	2,438	2,892
Amortization of marketable securities premiums and accretion of discounts, net	353	570	1,000
Realized gain on sale of marketable securities, net	0	0	(27)
Share-based compensation related to options and RSUs granted to employees and non-employees	3,287	2,307	2,414
Decrease (increase) in accrued interest on loans, marketable securities and bank deposits	(32)	403	114
Decrease (increase) in deferred income tax assets, net	2,251	4,922	(9,475)
Decrease (increase) in trade receivables, net	(220)	3,389	174
Decrease (increase) in other receivables and prepaid expenses	(1,012)	(1,316)	732
Decrease (increase) in inventories	(6,309)	(230)	445
Increase (decrease) in trade payables	549	(2,071)	406
Increase (decrease) in other payables and accrued expenses and other liabilities	1,437	1,714	(596)
Increase in deferred revenues	9,354	1,640	3,195
Increase (decrease) in accrued severance pay, net	120	(31)	830
Net cash provided by operating activities	25,580	17,765	18,342
Cash flows from investing activities:
Purchase of property and equipment	(1,340)	(1,574)	(1,477)
Proceeds from sale of marketable securities	0	0	12,429
Investment in short-term deposits	(9,636)	0	0
Proceeds from short-term deposits	0	662	2,260
Proceeds from redemption of marketable securities upon maturity	7,577	8,116	3,215
Investment in long-term and restricted bank deposits	0	0	(2,367)
Proceeds from long-term and restricted bank deposits	2,307	1,200	0
Net cash provided by (used in) investing activities	(1,092)	8,404	14,060
Cash flows from financing activities:
Purchase of treasury stock	(14,321)	(25,563)	(29,394)
Repayment of long-term bank loans	(2,508)	(3,504)	(5,353)
Proceeds from bank loans	0	0	6,000
Payment related to the acquisition of Mailvision	0	0	(233)
Payment related to the acquisition of ACS	(151)	0	0
Cash dividend paid	(5,761)	0	0
Proceeds from issuance of shares upon exercise of options and warrants	5,521	2,789	2,014
Net cash used in financing activities	(17,220)	(26,278)	(26,966)
Increase (decrease) in cash, cash equivalents and restricted cash	7,268	(109)	5,436
Cash, cash equivalents and restricted cash at the beginning of the year	24,235	24,344	18,908
Cash, cash equivalents and restricted cash at the end of the year	31,503	24,235	24,344
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	933	741	612
Cash paid during the year for interest	$ 267	$ 297	$ 363